Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2008	$ 212,696,497	$ 87,533,608	$ 30,071,901	$ 599,790,920	$ 515,570,112	$ 2,160,447	$ 889,530	$ 305,574	$ 6,093,458	$ 5,239,435	$ 214,856,944	$ 88,423,138	$ 30,377,475	$ 605,884,378	$ 520,809,547
Balance (in units) at Dec. 31, 2008											11,413,873.684	7,923,153.973	1,735,551.506	14,850,038.076	22,887,475.481
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	1,752,399	(7,613,304)	(3,396,166)	(40,147,610)	(46,005,221)	20,139	(77,520)	(34,470)	(408,231)	(467,396)	1,772,538	(7,690,824)	(3,430,636)	(40,555,841)	(46,472,617)
Redemptions (in units)											(1,989,213.188)	(1,898,742.771)	(435,204.924)	(2,608,237.601)	(4,333,806.371)
Redemptions	(36,028,437)	(20,122,091)	(7,067,279)	(99,741,263)	(92,565,005)	(337,940)	(199,822)	(70,210)	(942,227)	(943,655)	(36,366,377)	(20,321,913)	(7,137,489)	(100,683,490)	(93,508,660)
Balance at Dec. 31, 2009	178,420,459	59,798,213	19,608,456	459,902,047	376,999,886	1,842,646	612,188	200,894	4,743,000	3,828,384	180,263,105	60,410,401	19,809,350	464,645,047	380,828,270
Balance (in units) at Dec. 31, 2009											9,424,660.496	6,024,411.202	1,300,346.582	12,241,800.475	18,553,669.110
Fair value Percentage of Partners' Capital											3.89%	2.33%	8.01%	4.83%	6.00%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	19,344,514	(2,651,894)	2,299,999	(2,687,785)	11,593,566	203,961	(26,941)	23,603	(25,162)	121,949	19,548,475	(2,678,835)	2,323,602	(2,712,947)	11,715,515
Redemptions (in units)											(1,072,294.567)	(1,003,837.255)	(164,941.216)	(1,481,544.764)	(2,459,504.974)
Redemptions	(20,170,825)	(9,641,945)	(2,676,021)	(52,293,020)	(48,948,977)	(130,199)	(67,815)	(16,424)	(388,220)	(338,781)	(20,301,024)	(9,709,760)	(2,692,445)	(52,681,240)	(49,287,758)
Balance at Dec. 31, 2010	177,594,148	47,504,374	19,232,434	404,921,242	339,644,475	1,916,408	517,432	208,073	4,329,618	3,611,552	179,510,556	48,021,806	19,440,507	409,250,860	343,256,027
Balance (in units) at Dec. 31, 2010											8,352,365.929	5,020,573.947	1,135,405.366	10,760,255.711	16,094,164.136
Fair value Percentage of Partners' Capital												(0.25%)	8.68%	2.23%	3.27%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(42,124,253)	(4,369,934)	(2,466,376)	(67,138,290)	(24,340,924)	(460,818)	(49,205)	(27,912)	(719,459)	(248,181)	(42,585,071)	(4,419,139)	(2,494,288)	(67,857,749)	(24,589,105)
Redemptions (in units)											(1,062,599.076)	(988,282.545)	(186,460.494)	(1,601,637.811)	(2,459,949.357)
Redemptions	(19,951,492)	(8,738,364)	(2,877,935)	(54,746,671)	(50,356,090)	(199,468)	(49,999)	0	(502,032)	(399,970)	(20,150,960)	(8,788,363)	(2,877,935)	(55,248,703)	(50,756,060)
Balance at Dec. 31, 2011	$ 115,518,403	$ 34,396,076	$ 13,888,123	$ 283,036,281	$ 264,947,461	$ 1,256,122	$ 418,228	$ 180,161	$ 3,108,127	$ 2,963,401	$ 116,774,525	$ 34,814,304	$ 14,068,284	$ 286,144,408	$ 267,910,862
Balance (in units) at Dec. 31, 2011											7,289,766.853	4,032,291.402	948,944.872	9,158,617.900	13,634,214.779